Significant accounting policies - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2025 Distributor	Dec. 31, 2024 item Distributor	Dec. 31, 2023 Distributor
Revenue | Customer concentration | Offline distributor
Significant accounting policies
Number of distributor | Distributor		2	1
Accounts and notes receivable | Credit concentration | Offline distributor
Significant accounting policies
Number of distributor | Distributor	2	3	4
Total concentration risk	36.00%	39.00%	61.00%
Purchases | Supplier concentration | Supplier A
Significant accounting policies
Total concentration risk	23.00%		58.00%
Purchases | Supplier concentration | Two suppliers
Significant accounting policies
Number of suppliers | item		2
Total concentration risk		55.00%
Accounts and notes payable due | Supplier concentration | Supplier A
Significant accounting policies
Total concentration risk	28.00%		74.00%
Accounts and notes payable due | Supplier concentration | Two suppliers
Significant accounting policies
Number of suppliers | item		2
Total concentration risk		68.00%